Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Trade and other current payables [abstract]
Accrued salary and compensation	$ 10,722		$ 10,441
Accrued compensation to employees and remuneration to directors and supervisors	2,500		2,108
Payables to contractors	2,265		1,990
Amounts collected for others	1,707		1,544
Accrued maintenance costs	1,117		1,316
Payables to equipment suppliers	720		1,311
Others	7,550		6,547
Total	$ 26,581	$ 811	$ 25,257